Inventories - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Cost of sales	$ 669,394	$ 742,985
Inventory write-downs, net of charges/reversals	(2,703)	(2,161)
Amount of inventories on which there was a provision against carrying value which was sold and recognized in cost of sales for the period	$ 100	$ 15,200